Business Acquisitions and Disposal (Details) - Schedule of business acquisition and therefore was recorded using the acquisition method of accounting (Parentheticals)	Dec. 31, 2021 shares
Schedule of business acquisition and therefore was recorded using the acquisition method of accounting [Abstract]
Share-based consideration of the Group’s ordinary shares	3,508,733,000